Investment properties_Rental fee earned from investment properties (Details) - KRW (₩) ₩ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Rental income from investment property net of direct operating expense [Abstract]
Rental fee earned from investment properties	₩ 2,396	₩ 2,411